Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Events After the Reporting Period
40.	Events After the Reporting Period

(1)	The Group has decided to acquire treasury stocks ( ￦ 250,000 million) in accordance with a resolution of the Board of Directors dated February 13, 2025, to implement the ‘Corporate Value-Up Plan’.

(2)	The Group issued the following bonds after the end of the reporting period, and the details are as follows.

(In thousands of foreign currencies)
Type	Issued Date	Foreign currency	Annual interest rates	Maturity
The bond in Japanese yen	Mar. 7, 2025	JPY 23,300,000	1.217%	Mar. 5, 2027
The bond in Japanese yen	Mar. 7, 2025	JPY 6,700,000	1.367%	Mar. 7, 2028